Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	September 30, 2018	December 31, 2017
Accrued clinical trial costs	$778	$2,317
Accrued compensation and benefits	1,479	2,454
Accrued professional fees	449	510
Accrued other	386	498

	$3,092	$5,779

Accrued expenses consisted of the following (in thousands):

	December 31,
	2017	2016
Accrued clinical trial costs	$2,317	$481
Accrued compensation and benefits	2,454	1,295
Accrued professional fees	510	51
Other	498	329

	$5,779	$2,156

Schedule of Restructuring Activities Included in Accrued Compensation and Benefits as Component of Accrued Expenses on Condensed Consolidated Balance Sheet

The following table summarizes the Company’s restructuring activities for the nine months ended September 30, 2018, which is included in accrued compensation and benefits as a component of accrued expenses on the Company’s condensed consolidated balance sheet as of September 30, 2018 (in thousands):

September 30, 2018
Employee severance benefits	$254
Employee retention benefits	260
Payments	(84)

Total	$430